Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	41,546,764
Maximum Aggregate Offering Price	$ 841,162,169.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 116,164.50
Rule 457(f)	true
Amount of Securities Received | shares	63,918,098
Value of Securities Received, Per Share	13.16
Value of Securities Received	$ 841,162,169.68
Fee Note MAOP	$ 841,162,169.68
Offering Note	(1) The number of shares of CVB Financial Corp. ("CVBF") common stock, no par value per share ("CVBF common stock"), being registered is based upon (x) an estimate of the maximum number of shares of common stock of Heritage Commerce Corp ("Heritage"), no par value per share ("Heritage common stock") outstanding as of January 23, 2026, or issuable or expected to be exchanged in connection with the merger transaction pursuant to the Agreement and Plan of Reorganization and Merger, dated as of December 17, 2025, by and between CVBF and Heritage, which collectively are equal to 63,918,098, multiplied by (y) the exchange ratio of 0.65 of a share of CVBF common stock for each share of Heritage common stock. (2) Estimated solely for purposes of calculating the registration fee pursuant to Section 6(b) of the Securities Act of 1933, as amended, and computed in accordance with Rules 457(c) and 457(f) thereunder. The proposed maximum aggregate offering price is calculated as the product of (a) $13.16 per share, the average of the high and low sales prices of Heritage common stock as reported on the Nasdaq Global Select Market on January 23, 2026, and (b) 63,918,098, the estimated maximum number of shares of Heritage common stock to be exchanged in the merger. (3) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.